Accounts Payable (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Accounts Payable [Abstract]
Schedule of Concentration Analysis of the Suppliers

A concentration analysis of the suppliers based on the purchases made during the period is as follows:

	Six Months Ended December 31, 2023	Six Months Ended December 31, 2022
Supplier A	62%	84%
Supplier B	38%	13%
Supplier C	0%	3%
	100%	100%
A concentration analysis of the suppliers based on the purchases made during the year is as follows:
	Year Ended June 30, 2023	Year Ended June 30, 2022
Supplier A	52%	39%
Supplier B	40%	32%
Supplier C	6%	20%
Supplier D	2%	9%
	100%	100%
A concentration analysis of the suppliers based on the purchases made during the year is as follows:
	June 30, 2022	June 30, 2021
Supplier A	39%	54%
Supplier B	32%	39%
Supplier C	20%	7%
Supplier D	9%	0%
	100%	100%

Schedule of Accounts Payable
	June 30, 2023	June 30, 2022
	US$	US$
Accounts payable	—	108,561

	June 30, 2022	June 30, 2021
	US$	US$
Accounts payable	108,561	112,621